Investments in debt securities (Tables)	12 Months Ended
Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Investments in debt securities - maturity schedule of the outstanding investments in debt securities (Table)
Maturity date	Carrying amount	Fair value
Due within 1 year	$—	$—
Due in 1-5 years	15,088	14,932
Due in 5-10 years	10,142	10,188
Total	$25,230	$25,120